Grant and Subsidy Income - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Jan. 31, 2025	May 31, 2022
Grant And Subsidy Income [Abstract]
Grant awarded		€ 0.5
Grant income	€ 0.1